Trade and other payables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

in CHF thousands	2021	2020
Trade payables	4,862	2,800
Social security	1,672	1,715
Value added tax	855	1,310
Balance at December 31	7,389	5,825
Trade payables are denominated in the following currencies:

in CHF thousands	2021	2020
CHF	1,464	556
EUR	3,250	2,043
USD	118	17
GBP	29	184
Balance at December 31	4,862	2,800